Debt	12 Months Ended
Dec. 31, 2025
Debt [abstract]
DEBT
14.	DEBT

a)	Third party debt

	Credit Facility (i)	Equip. Facility (ii)	Local develop. agencies (iii)	EXIM Bank Credit Agreement (iv)	Total third-party debt
Balance January 1, 2024	$31,655	$-	$-	$-	$31,655
Gain on loan modification	(98)	-	-	-	(98)
Repayment of Loan	(22,000)	-	-	-	(22,000)
Interest and accretion	1,564	-	-	-	1,564
Interest payment	(1,707)	-	-	-	(1,707)
Amortization of deferred charges	644	-	-	-	644
As at December 31, 2024	$10,058	$-	$-	$-	$10,058
Advances	-	4,732	2,000	4,562	11,294
Repayment of Loan	(10,170)	(1,649)	(53)	-	(11,872)
Interest and accretion	642	149	55	57	903
Exposure fee	-	-	-	(257)	(257)
Interest payment	(530)	(182)	(55)	(63)	(830)
Amortization of transaction costs	-	-	-	(187)	(187)
As at December 31, 2025	$-	$3,050	$1,947	$4,112	$9,109

	Credit Facility (i)	Equip. Facility (ii)	Local develop. agencies (iii)	EXIM Bank Credit Agreement (iv)	Total third-party debt
Current	$-	$1,965	$255	$4,112	$6,332
Non-current	$-	$1,085	$1,692	$-	$2,777

i)	Credit Facility

On June 6, 2022, the Company entered into a secured credit facility agreement for $40,000 (the “Credit Facility”) with National Bank of Canada (“NBC”). The Credit Facility was secured by a general charge on the assets of the Company, and was initially available to the Company on a revolving basis to finance the working capital and general corporate requirements. Terms of the Credit Facility included the following:

●	The Credit Facility bore interest at the Secured Overnight Financing Rate (“SOFR”) plus 2.25% or National Bank’s base rate plus 1.25%.

●	The Company was required to pay a standby fee on the unadvanced portion of the Credit Facility at a rate of 0.5625% per annum, however, no standby fees were incurred during the year ended December 31, 2025 or the year ended December 31, 2024, as the full amount of the Credit Facility had been drawn prior to January 1, 2024, and no unadvanced portion remained during these periods.

●	The original maturity date was December 6, 2023 and included an annual extension option. The maturity date was subsequently amended, most recently on December 9, 2024, which extended the previously amended maturity date of June 30, 2025 to December 31, 2025.

●	The Credit Facility was subject to certain financial covenants, which initially included an interest coverage ratio of not less than 4.0 to 1.0 and a total leverage ratio of not more than 3.0 to 1.0. These financial covenants have been subsequently amended, with current financial covenants including an interest coverage ratio of not less than 1.5 to 1.0, and an unrestricted cash balance of not less than $1,000. For the year ended December 31, 2025, the Company was in compliance with all covenants related to the Credit Facility

During 2024, the Company entered into several amendments to its Credit Facility. In February 2024, the available credit limit was reduced from $32,170 to an available credit limit of $27,170, by a principal payment of $5,000. In April 2024, a further amendment was executed, whereby, the previously imposed leverage ratio of 3.0 to 1.0 was removed and the interest coverage ratio was reduced to its current requirement of 1.5 to 1.0 (as noted above). Additionally, the Company agreed to make repayments on the Credit Facility to reduce the available credit to $15,170 by June 30, 2024 by way of a $10,000 principal payment made in April 2024, and a $2,000 principal payment on June 30, 2024, with a further reduction to the available credit limit to $10,170 by December 31, 2024, by way of another principal payment of $5,000 on or before December 31, 2024.

On December 9, 2024, the Company entered into an amendment to the Credit Facility, which extended the maturity date of the Credit Facility from June 30, 2025 to December 31, 2025, and providing a revised repayment schedule which included $5,000 due before June 30, 2025, and the remaining principal balance of the Credit Facility of $5,170 to be made prior to the amended maturity date of December 31, 2025. Further, the minimum unrestricted cash balance required to be held by the Company was reduced from $3,000 to $1,000.

On July 21, 2025, the Company entered into its most recent amendment to its Credit Facility, which removed the financial covenants as well as the general security interest previously held by NBC over the assets of the Company.

On December 23, 2025 the Company made the final payment and extinguished its financial obligation to NBC.

A guarantee for the Credit Facility was provided by a company controlled by Titan’s Executive Chairman with a guarantee fee applicable to the available credit limit amount at an annual rate of 1.125%, and was extended concurrent with the extension of the maturity date of the Credit Facility. During the year ended December 31, 2025, the Company incurred a guarantee fee charge of $86 (2024 - $282) recognized on the Company’s Statements of Income and Comprehensive Income.

ii)	Equipment Facility

On December 31, 2024, the Company entered into an equipment facility loan agreement (“Equipment Facility”) with Glencore Ltd., to purchase certain capital equipment for use at the Company’s Empire State Mine, up to a combined maximum amount of $4,800 of which Glencore advanced $4,732 before August 31, 2025 (availability period). The Equipment Facility bears interest at a monthly rate of SOFR plus 2%, with interest payable monthly. Principal payments are payable in equal monthly installments until the maturity date of the Equipment Facility, on May 31, 2027.

iii)	Local development agencies.

On May 16, 2025, the Company entered into loan agreements with two different development agencies: the Development Authority of the North County for $500 and the St Lawrence County Industrial Development Agency for $1,500; with the purpose of acquiring equipment for its commercial demonstration facility related to the development of its natural flake graphite project.

The loan agreements have a 10-year term with a maturity date on September 1, 2035. Under the terms of the agreements the Company is required to make interest-only payment for the first three months following the initial draw and subsequent payments of principal plus interest for the remaining duration of the loan. The loan agreements bear interest at an annual rate of 4.75% and are secured by the equipment purchased for this project.

iv)	EXIM Bank Credit Agreement.

On July 21, 2025, the Company’s wholly owned subsidiary, Empire State Mines, LLC (“ESM”), entered into a credit agreement with the Export-Import Bank of the United States (“EXIM”) for a secured term loan of up to $15,788 (the “EXIM Facility - Tranche1”). Proceeds from the EXIM Facility - Tranche1 will be used to pay for capital expenditures previously incurred at the ESM operations and to support ongoing infrastructure and expansion initiatives at ESM. The drawdown of the EXIM Facility – Tranche1 is available until December 30, 2026. As at December 31, 2025, the Company had drawn $4,562.

On December 23, 2025 ESM entered into an amendment with EXIM to include a second tranche (the “EXIM Facility - Tranche2) for an additional $5,474 which will be used for resource drilling, metallurgical test work, and engineering programs necessary to complete the Kilbourne Feasibility Study. The drawdown of the EXIM Facility – Tranche2 is available until September 30, 2026. . As at December 31, 2025, the company had drawn $nil.

The terms of each Tranche are as follows:

	Tranche-1	Tranche-2
Availability to be drawn in multiple tranches	Up to December 30, 2026	Up to September 30, 2026
Maturity	September 30, 2032
Interest rate	4.95%	4.70%
Interest payment date	Commencing December 30, 2025, and continuing on a quarterly basis on March 30, June 30, September 30, and December 30 of each year.	Quarterly, commencing March 30, 2026, and continuing on a quarterly basis on June 30, September 30, and December 30 of each year.
Exposure fee applied to each drawdown amount and deducted from the loan proceeds	5.9721%	6.2995%
Commitment fee payable quarterly on the undrawn portion of the facility with payment beginning December 30, 2025.	0.5% per annum, commencing on August 18, 2025, and continuing until the earlier of the final drawdown or December 30, 2026.	0.5% per annum, commencing on December 30, 2025, and continuing until the earlier of the final drawdown or September 30, 2026.
Maturity on September 30, 2032 with principal being paid in 20 equal quarterly instalments beginning on December 30, 2027	Installments of $783	Installments of $274

●	Security provided for the EXIM Facility – Tranche1 and the EXIM Facility – Tranche2 (together the “EXIM Facility”) include a first-ranking general security interest over assets purchased with EXIM Facility proceeds and the related property interests.

●	The EXIM Facility is subject to certain financial covenants, which includes:

o	Minimum Liquidity: the Company must maintain a minimum cash balance of $475 for each fiscal quarters ending on or prior to September 30, 2027 and $3,700 for each fiscal quarter ending thereafter up to the maturity date of the EXIM Facility.

o	Leverage ratio: not to exceed 3.0 to 1.0 for fiscal quarters ending on or prior to December 31, 2026 and 2.5 to 1.0 for each fiscal quarter ending thereafter up to the maturity date of the EXIM Facility.

o	Fixed charge coverage ratio: not less than 1.5 to 1.0 for fiscal quarters ending March 31, 2027 and each fiscal quarter ending thereafter up to the maturity date of the EXIM Facility.

As at December 31, 2025 the undrawn amount for EXIM Facility - Tranche1 was $11,226 and for EXIM Facility - Tranche2 was $5,474.

As at December 31, 2025, the Company was not in compliance with certain financial covenants under the EXIM Facility as a result of a non-cash fair value adjustment related to the derivative financial instrument associated with the special warrants (Note 18b), which resulted in the outstanding borrowings of $4,112 to have been reclassified as current liabilities. Subsequent to year end, the Company obtained a waiver from EXIM, which cured the breach, and EXIM had not issued any notice of demand to immediate repayment. Management is actively engaged in discussions with EXIM on revised covenant requirements.

b)	Related party debt

	Related Party Promissory Note (i)	Related Party Loans (ii)	Total third-party debt
Balance January 1, 2024	$4,124	$-	$4,124
Advances	-	16,500	16,500
Interest and accretion	1,163	-	1,163
Amortization of deferred charges	236	-	236
As at December 31, 2024	$5,523	$16,500	$22,023
Gain in loan modification	(322)	-	(322)
Interest and accretion	669	586	1,255
Payment of loan	(5,000)	-	(5,000)
Interest payment	(954)	-	(954)
Amortization of deferred charges	84	-	84
Amortization of transaction costs	-	(31)	(31)
As at December 31, 2025	$-	$17,055	$17,055
Current	$-	$17,055	$17,055
Non-current	$-	$-	$-

i)	Related Party Promissory Note

During November 2023, the Company entered into a Promissory Note with a company controlled by Titan’s Executive Chairman, the (“Lender”) to assist with the funding some of the principal repayments of the NBC Credit Facility. Terms of the Promissory Note are as follows:

●	$5,000 loan principal and an Initiation Fee of $350 aggregating to $5,350

●	Interest at 10% compounded annually commencing on November 1, 2023

●	Repayment date of May 1, 2025

●	Promissory note was subordinate to the Company’s Credit Facility with National Bank. Titan granted the Lender 6,000,000 share purchase warrants at market price for a term of five years in connection with obtaining the financing.

The fair market value of the warrants was calculated using the Black-Scholes Model on the issuance date, November 1, 2023, valuing them at $645. This amount was recognized as a borrowing cost.

On April 30, 2025, the terms of the Promissory Note were amended to extend its maturity to November 1, 2025. As a result of the loan extension, the Company recognized a gain on loan modification of $338 on the Company’s Consolidated Statements of Income (Loss) and Comprehensive Income (Loss). All other terms remain the same.

On August 29, 2025, the Company paid in full the Related Party Promissory Note which included $5,000 principal and $954 of interest. An expense of $16 was recognized on its Statements of Income and Comprehensive Income.

ii)	Related Party Loans (other)

On February 9, 2024 and April 10, 2024, the Company was loaned $5,000 and $10,000, respectively, by Augusta Investments Inc. (“Augusta Investment”) a company controlled by Titan’s Executive Chairman of which proceeds were used to settle principal payments owing on the Company’s Credit Facility. An additional $1,500 was loaned to the Company by the same related party, to assist with funding of the Company’s cash deposit to be held by Glencore Ltd., as a part of the Company’s fixed price zinc contract (Note 6), such that the Company would remain compliant with the Company’s minimum unrestricted cash balance as required by the financial covenants of the NBC Credit Facility.

On July 21, 2025 the Company agreed the terms with Augusta Investments for the three loans previously advanced with the following terms:

●	The loan bears interest at 8% per annum, with interest capitalized from July 21, 2025, to December 31, 2025, and payable monthly in cash thereafter.

●	Principal repayments are scheduled as follows:

o	$7,500 on December 31, 2026

o	$5,000 on December 31, 2027

o	$4,000 plus capitalized interest on December 31, 2028

Upon formalizing the terms, the previously advanced amounts were considered extinguished and replaced by a new loan recognized at fair value. As a result, the continuity of the loan balance reflects both the extinguishment of the original advances and the recognition of the new loan.

The Augusta Facility is subordinated to the EXIM Facility under a subordination agreement, and is secured by a second-ranking general security interest over all present and after-acquired property of the Company. As a result of the covenant non-compliance described in Note 14(a)(iv), cross-default provisions were triggered under the Augusta Facility and the outstanding balance of $17,055 has been classified as a current liability as at December 31, 2025. Subsequent to year end, Augusta Investment has provided a waiver for the cross-default to defer until February 2, 2029 the right to accelerate prepayment of any indebtedness due to the EXIM cross default.

This arrangement constitutes a related party transaction as defined under IAS 24 – Related Party Disclosures, due to the control of Augusta by a member of the Company’s key management personnel. The transaction was reviewed and approved by the Company’s Board of Directors, with the related party abstaining from voting.